LOANS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2022
LOANS RECEIVABLE, NET
LOANS RECEIVABLE, NET

Note 6 – LOANS RECEIVABLE, NET

	As of	As of
	March 31, 2022	March 31, 2021
	USD	USD
Loans receivable	46,115,732	44,660,186
Allowance for uncollectible loans receivable	(46,115,732)	(39,172,141)
Loans receivable, net - current	—	5,488,045

Movement of allowance for uncollectible loans receivable during the years ended March 31, 2022 and 2021 is as follows:

	Year ended	Year ended
	March 31, 2022	March 31, 2021
	USD	USD
Balance at beginning of the year	39,172,141	15,017,029
Provision for allowance of uncollectible loans receivable	5,561,457	22,159,416
Foreign currency translation adjustments	1,382,134	1,995,696
Balance at end of the year	46,115,732	39,172,141